UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 2, 2002

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,379       84,489 SH                20,000   0     0
Agere Systems Cl B   COM             00845v 20 9       15       11,198 SH                 2,337
Agilent Technologies COM             00846u 10 1      454       25,313 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,205       20,846 SH                 4,200   0     0
Anheuser Busch       COM             035229 10 3    4,382       90,554 SH                24,600   0     0
AOL Time Warner      COM             00184A 10 5    1,016       77,591 SH                15,550   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      125       22,236 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      153       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,983       50,534 SH                18,500   0     0
Bank of America Corp COM             060505 10 4      220        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    2,063       73,692 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,255	    73,481 SH                12,000   0     0
Bell South           COM             079860 10 2      968       37,424 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      525          217 SH                     0   0     0
Boeing               COM             097023 10 5    1,533       46,471 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,124      101,475 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    2,098       90,642 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,053       41,127 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,392       23,519 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,414       21,277 SH                 3,927   0     0
Chiron Corp          COM             170040 10 9      299        7,968 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,604      122,508 SH                27,350   0     0
Coca Cola Company    COM             191216 10 0    1,644       37,534 SH                 6,900   0     0
Comcast Corp New Cl ACOM             20030N 10 1      912       38,708 SH                     0	  0     0
Comcast Corp Spl Cl ACOM             200300 20 0      367       16,275 SH                   600   0     0
ConocoPhillips       COM             20825C 10 4      828       17,130 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      246       74,358 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,166       41,569 SH                     0   0     0
Diebold Inc          COM             253651 10 3      279        6,775 SH                     0   0     0
Disney               COM             254687 10 6      911       55,865 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      860       19,904 SH                 6,200   0     0
DuPont               COM             263534 10 9      755       17,808 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      124       20,300 SH                     0   0     0
Eli Lilly            COM             532457 10 8    4,232       66,658 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,209       23,780 SH                 5,450   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,002       57,318 SH                13,242   0     0
Gannett              COM             364730 10 1    2,888       40,224 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,355       96,754 SH                31,500   0     0
General Mills	   COM             370334 10 4    1,123       23,925 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      402        5,600 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,091      120,476 SH                23,650   0     0
Home Depot Inc.      COM             437076 10 2      868       36,227 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      485       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      404       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1        0       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    3,415      219,358 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    5,479       70,706 SH                12,600   0     0
Jacobson Stores      COM             469834 10 5        0       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,021       93,493 SH                20,000   0
Kroger Company       COM             501044 10 1      719       46,570 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      663       19,800 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8      863       96,623 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       47       37,586 SH                 8,187   0     0
Masco Corp           COM             574599 10 6    2,318      110,156 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,344      101,040 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      621       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,071       36,583 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,526       29,534 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,374       11,145 SH                 4,000   0     0
Motorola             COM             620076 10 9    1,321      152,786 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,181       47,712 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9      226       11,816 SH		      3,965   0     0
Pepsico Inc          COM             713448 10 8    4,959      117,467 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3    9,236      302,154 SH                62,600   0     0
Pharmacia Corp       COM             716941 10 9      420       10,057 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,011       35,039 SH                 5,800   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      276        6,288 SH                     0   0     0
S B C Communications COM             78387G 10 3    1,618       59,714 SH                 9,400   0     0
Schlumberger         COM             806857 10 8    1,609       38,229 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      226       20,420 SH                     0   0     0
Snap On Tools        COM             833034 10 1    1,014       36,095 SH                 2,000   0     0
Sun Microsystems Inc.COM             866810 10 4      110       35,600 SH                     0   0     0
Target Corporation   COM             87612e 10 6    2,349       78,325 SH                15,600   0     0
Tribune Co           COM             896047 10 7    2,078       45,719 SH                14,000   0     0
Tribune / AOL        PFD CV 2%       896047 30 5      352        4,760 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      607       18,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      877       14,655 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    2,158       34,220 SH 		      5,675   0     0
Unocal               COM             915289 10 2      247        8,108 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    2,735       70,594 SH                22,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    1,895      104,592 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3      943       18,675 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,199       46,924 SH                 6,400   0     0
Wyeth                COM		 983024 10 0    3,364  	    89,963 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,027      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,658    1,719,000 PRN                  350   0     0